Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 174,519		$ 184,994		$ 98,170
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	268,634		276,370		291,772
Amortization of deferred finance costs and debt premiums (discounts)	7,896		10,239		7,414
Net amortization of intangible lease assets and liabilities	(1,263)		(906)		(1,384)
Gains (Losses) on Sales of Other Real Estate	5,323		59,396		2,887
Realized foreign currency loss	0		0		169
(Gain) loss on discontinued operations	(938)		1		(379)
Write-off of development projects	(39)		94		392
Share-based compensation expense	3,740		1,783		2,313
Income tax effect of share-based compensation	0		0		(1,815)
Net realized (gain) loss on sale of available-for-sale securities	(224)		22		114
Write-down of mortgage and other notes receivable	0		1,900		0
Gain on investments	(45,072)		0		(888)
Loss on impairment of real estate	24,379	[1]	51,304	[1]	1,156	[1]
Loss on impairment of real estate from discontinued operations	26,461		7,425		39,084
Loss on extinguishment of debt	(265)		(32,463)		0
Equity in (earnings) losses of unconsolidated affiliates	(8,313)		(6,138)		188
Distributions of earnings from unconsolidated affiliates	17,074		9,586		4,959
Provision for doubtful accounts	1,523		1,743		2,891
Change in deferred tax accounts	3,095		(5,695)		2,031
Changes in:
Tenant and other receivables	(2,150)		(5,986)		(6,693)
Other assets	2,136		6,084		(1,215)
Accounts payable and accrued liabilities	15,645		875		(5,600)
Net cash provided by operating activities	481,515		441,836		429,792
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to real estate assets	(217,827)		(205,379)		(143,586)
Acquisitions of real estate assets	(96,099)		(11,500)		0
(Additions) reductions to restricted cash	(1,063)		(14,719)		20,987
(Additions) reductions to cash held in escrow	(15,000)		0		0
Purchase of partner's interest in unconsolidated affiliate	(14,280)		0		(15,773)
Proceeds from sales of real estate assets	76,950		244,647		138,614
Additions to mortgage notes receivable	(3,584)		(15,173)		0
Payments received on mortgage notes receivable	3,002		7,479		1,609
Net purchases of available-for-sale securities	0		0		(9,610)
Additional investments in and advances to unconsolidated affiliates	8,809		35,499		23,604
Distributions in excess of equity in earnings of unconsolidated affiliates	43,173		17,907		31,776
Changes in other assets	(13,133)		(15,408)		(5,971)
Net cash used in investing activities	(246,670)		(27,645)		(5,558)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from mortgage and other indebtedness	1,869,140		1,933,770		893,378
Principal payments on mortgage and other indebtedness	(1,884,935)		(2,086,461)		(1,336,436)
Additions to deferred financing costs	(7,384)		(19,629)		(4,855)
Proceeds from issuances of common stock	172		179		153
Proceeds from issuances of preferred stock	166,720		0		229,347
Purchase of minority interest in the Operating Partnership	(9,863)		(3,005)		(3,139)
Proceeds from exercises of stock options	4,454		1,955		1,456
Repurchase of Series C preferred stock	(115,000)
Income tax effect of share-based compensation	0		0		1,815
Contributions from noncontrolling interests	7,120		2,079		5,234
Distributions to noncontrolling interests	(65,635)		(75,468)		(86,093)
Dividends paid to holders of preferred stock	(43,738)		(42,376)		(35,670)
Dividends paid to common shareholders	(133,740)		(123,044)		(89,729)
Net cash used in financing activities	(212,689)		(408,995)		(421,400)
NET CHANGE IN CASH AND CASH EQUIVALENTS	22,156		5,196		2,834
CASH AND CASH EQUIVALENTS, beginning of period	56,092		50,896		48,062
CASH AND CASH EQUIVALENTS, end of period	$ 78,248		$ 56,092		$ 50,896

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.